Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of Components of Lease Expenses

●	The components of lease expenses were as follows:

	Year ended December 31,
	2022	2023
Lease cost:
Amortization of right-of-use assets	12,996	6,164
Interest of lease liabilities	1,232	532
Total lease cost	14,228	6,696

Schedule of Supplemental Balance Sheet Information Related to Leases

●	Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2022	2023
Operating leases
Operating lease right-of-use assets	21,879	5,633
Operating lease liabilities, current	(15,083)	(2,407)
Operating lease liabilities, non-current	(7,599)	(3,366)
Total operating lease liabilities	(22,682)	(5,773)

Schedule of Supplemental Cash Flow Information Related to Leases

●	Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2022	2023
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	13,327	6,689
Right-of-use assets obtained in exchange for lease obligations:	12,315	6,983

	As of December 31,
	2022	2023
Weighted-average remaining lease term
Operating leases	1.5 years	2.2 years
Weighted-average discount rate
Operating leases	5.7%	5.7%

Summary of Maturities of Lease Liabilities

●	Maturities of lease liabilities were as follows:

As of December 31, 2023
2024	2,341
2025	2,918
2026	858
Total undiscounted lease payments	6,117
Less: imputed interest	(344)
Total lease liabilities	5,773

Schedule of Future Minimum Payments Under Non-cancellable Operating Leases for Office Rental
●	Future minimum lease payments for the Group’s operating leases were as follows:

As of December 31, 2023
2024	2,341
2025	2,918
2026	858